SHARE-BASED COMPENSATION (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended									6 Months Ended				0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Stock options and stock appreciation rights	Jun. 30, 2012 Stock options and stock appreciation rights	Dec. 31, 2012 Stock options and stock appreciation rights	Dec. 31, 2011 Stock options and stock appreciation rights	Dec. 31, 2010 Stock options and stock appreciation rights	Jun. 30, 2013 Common Stock Options		Dec. 31, 2012 Common Stock Options Weighted average		Dec. 31, 2011 Common Stock Options Weighted average		Dec. 31, 2010 Common Stock Options Weighted average		Dec. 31, 2012 Non-vested common shares	Dec. 31, 2011 Non-vested common shares	Dec. 31, 2010 Non-vested common shares	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jan. 17, 2013 Subsequent event	Dec. 31, 2012 Subsequent event	Jan. 17, 2013 Officers Executives and Employees [Member]	Jan. 17, 2013 Officers Executives and Employees [Member] Stock Option 1 [Member]	Jan. 17, 2013 Officers Executives and Employees [Member] Stock Option 2 [Member]	Jan. 17, 2013 Board of Directors [Member]
Share-Based Compensation
Number of shares authorized under the Amended and Restated Stock Incentive Plan	27,500,000		27,500,000		20,000,000																					27,500,000	20,000,000
Number of shares issued under the Amended and Restated Stock Incentive Plan	3,815,707		3,815,707		3,683,657
Share-based compensation expense					$ 15,700,000	$ 25,100,000	$ 6,400,000
Shares
Outstanding at beginning of period (in shares)								14,846,994	12,566,199	12,566,199	12,779,282	7,117,000
Granted (in shares)								4,363,000	0	4,978,750	5,601,792	5,892,332
Exercised (in shares)								0	(831,000)	(1,304,050)	(5,479,250)	(52,500)
Forfeited or expired (in shares)								(413,000)	(403,000)	(1,393,905)	(335,625)	(177,550)
Outstanding at end of period (in shares)								18,796,000	11,332,000	14,846,994	12,566,199	12,779,282
Exercisable at end of period (in shares)								11,139,000	7,211,000	8,683,622	6,915,471	7,563,750
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)								$ 6.01	$ 5.64	$ 5.64	$ 2.65	$ 0.93
Granted (in dollars per share)								$ 4.16	$ 0.00	$ 6.00	$ 7.74	$ 4.70
Exercised (in dollars per share)								$ 0.00	$ 1.38	$ 1.54	$ 0.92	$ 2.05
Cancelled (in dollars per share)								$ 6.61	$ 7.79	$ 7.14	$ 3.40	$ 1.36
Outstanding at end of period (in dollars per share)								$ 5.56	$ 5.88	$ 6.01	$ 5.64	$ 2.65
Exercisable at end of period (in dollars per share)								$ 5.72	$ 5.75	$ 5.97	$ 4.97	$ 1.29
Non-vested Shares
Non-vested at beginning of period (in shares)								6,163,372	5,650,782	5,650,782	5,215,532	2,340,250
Granted (in shares)								4,363,000	0	4,978,750	5,601,792	5,892,332
Vested (in shares)								(2,677,000)	(1,150,000)	(3,405,434)	(4,832,417)	(2,964,500)
Forfeited (in shares)								(191,000)	(380,000)	(1,060,726)	(334,125)	(52,550)
Non-vested at end of period (in shares)								7,657,000	4,121,000	6,163,372	5,650,782	5,215,532
Additional disclosures
Unrecognized compensation cost								14,300,000	17,200,000	12,600,000	9,200,000	10,400,000									400,000	800,000	1,200,000	165,000	561,000
Weighted average period for recognition of compensation cost								1 year 7 months 21 days		1 year 7 months 21 days											10 months 24 days			5 months 1 day
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Including Options Outstanding Weighted Average Remaining Contractual Term								6 years 7 months 28 days
Intrinsic value for outstanding options										3,900,000
Remaining contractual term										6 years 7 months 6 days
Assumptions used in fair value method calculation
Weighted average fair value per option granted during the period (in dollars per share)													$ 2.47	[1]	$ 3.72	[1]	$ 4.28	[1]	$ 2.65	[1]
Weighted average stock price volatility													77.77%	[2],[3]	82.64%	[4],[5]	64.29%	[4],[5]	79.32%	[4],[5]
Weighted average risk free rate of return													0.70%	[2],[3]	0.77%	[4]	2.04%	[4]	1.78%	[4]
Weighted average estimated forfeiture rate	2.45%														0.00%	[4],[6]	0.00%	[4],[6]	0.00%	[4],[6]
Weighted average expected term													4 years 6 months 4 days	[2],[3]	4 years 6 months 4 days	[4]	6 years 4 months 10 days	[4]	4 years 2 months 27 days	[4]
Shares
Non-vested at beginning of year (in shares)																					155,049	300,074	2,310,000
Granted (in shares)																					69,791	40,305	253,930
Vested (in shares)																					(159,815)	(185,330)	(2,263,856)
Non-vested at end of year (in shares)																					65,025	155,049	300,074
Weighted Average Price Per Share
Non-vested at beginning of year, weighted average exercise price																					$ 4.43	$ 4.43	$ 0.44
Granted (in dollars per share)																					$ 4.29	$ 5.45	$ 5.45
Vested (in dollars per share)																					$ 4.46	$ 0.47	$ 0.47
Non-vested at end of year, weighted average exercise price																					$ 6.09	$ 4.43	$ 4.43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																												3,942,575	3,080,000	862,575	420,000
Share Based Compensation Arrangements by Share Based Payment Award Options Expiration Term																													10 years	5 years	10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																												$ 4.16
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																												3 years
Vesting Rights Percentage																												25.00%
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	$ 2,400,000	$ 7,900,000	$ 8,699,000	$ 12,500,000	$ 15,696,000	$ 25,057,000	$ 6,380,000

[1]	Calculated using the Black-Scholes fair value based method for service and performance based grants and the Lattice Model for market based grants.
[2]	Our estimated future forfeiture rate is 2.45%.
[3]	The Company does not pay dividends on its common stock.
[4]	The Company has not paid dividends on our common stock.
[5]	The volatility assumption was estimated based upon a blended calculation of historical volatility and implied volatility over the life of the awards.
[6]	For the years 2012, 2011 and 2010, the Company estimated forfeitures to be zero based on the majority of options being granted to executive officers who are less likely to forfeit shares.